Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets at fair value through profit or loss

	12.31.22	12.31.21

Negotiable instruments	13,716	17,281
Mutual funds	14,985	12,816
Total Financial assets at fair value through profit or loss	28,701	30,097